Tax Effects of Temporary Differences Related to Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Allowance for loan losses	$ 292	$ 244
Stock based compensation	282	221
Allowance for losses on foreclosed real estate	11	31
Deferred compensation	521	422
Intangible assets	54	65
Non-accrual loan interest	11	52
Unrealized losses on securities available for sale	0	61
Total deferred tax assets	1,171	1,096
Deferred tax liabilities
Depreciation	(208)	(144)
Deferred loan costs, net	(97)	(86)
FHLB stock dividends	(321)	(315)
Unrealized gains on securities available for sale	(138)	0
Prepaid expenses	(163)	0
Intangibles	(280)	0
Mortgage servicing rights	0	(9)
Employee benefit expense	(183)	(193)
Total deferred tax liabilities	(1,390)	$ (747)
Net deferred tax liability	$ (219)